March 13, 2015

DREYFUS PREMIER INVESTMENT FUNDS, INC.

-DREYFUS GREATER CHINA FUND

Supplement to Summary Prospectus

and Statutory Prospectus each dated February 27, 2015

The Board of Directors of Dreyfus Premier Investment Funds, Inc. has approved the liquidation of Dreyfus Greater China Fund (the “Fund”), a series of Dreyfus Premier Investment Funds, Inc., effective on or about May 21, 2015 (the “Liquidation Date”).  Before the Liquidation Date, and at the discretion of Fund management, the assets of the Fund will be liquidated and the Fund will cease to pursue its investment objective and policies.  The liquidation of the Fund may result in one or more taxable events for shareholders subject to federal income tax.

Accordingly, effective on or about March 31, 2015 (the “Closing Date”), the Fund will be closed to any investments for new accounts, except that new accounts may be established by participants in group retirement plans (and their successor plans), provided the plan sponsor has been approved by The Dreyfus Corporation and established the Fund as an investment option in the plan before the Closing Date.  The Fund will continue to accept subsequent investments until the Liquidation Date, except that subsequent investments made by check or pursuant to Dreyfus TeleTransfer or Automatic Asset Builder no longer will be accepted as of May 7, 2015.  However, subsequent investments made by Dreyfus-sponsored Individual Retirement Accounts and Dreyfus-sponsored retirement plans (collectively, “Dreyfus Retirement Plans”) pursuant to Dreyfus TeleTransfer and Automatic Asset Builder will be accepted on or after May 7, 2015.

Effective on the Closing Date, the front-end sales load applicable to purchases of the Fund’s Class A shares will be waived on investments made in the Fund’s Class A shares.  In addition, as of that date, the contingent deferred sales charge applicable to redemptions of Class C shares and certain Class A shares of the Fund will be waived on any redemption of such Fund shares.  The Fund’s redemption fee will also be waived on any redemption or exchange of Fund shares on or after the Closing Date.

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To the extent subsequent investments are made in the Fund on or after the Closing Date, the Fund’s distributor will not compensate certain financial institutions (which may include banks, securities dealers and other industry professionals) for selling Class C shares or certain Class A shares subject to a CDSC at the time of purchase.

Fund shares held on the Liquidation Date in Dreyfus Retirement Plans will be exchanged for Class 1 shares of Dreyfus Liquid Assets, Inc. (“DLA”) to avoid penalties that may be imposed on holders of Dreyfus Retirement Plans under the Internal Revenue Code if their Fund shares were redeemed in cash.  Investors may obtain a copy of the Prospectus of DLA by calling 1-800-DREYFUS.

0130STK0315

March 13, 2015

DREYFUS PREMIER INVESTMENT FUNDS, INC.

-DREYFUS GREATER CHINA FUND

Supplement to Statement of Additional Information

dated April 1, 2014, as revised or amended, May 1, 2014,

July 1, 2014, October 1, 2014, November 26, 2014, January 1, 2015 and February 27, 2015

The Board of Directors of Dreyfus Premier Investment Funds, Inc. has approved the liquidation of Dreyfus Greater China Fund (the “Fund”), a series of Dreyfus Premier Investment Funds, Inc., effective on or about May 21, 2015 (the “Liquidation Date”).  Before the Liquidation Date, and at the discretion of Fund management, the assets of the Fund will be liquidated and the Fund will cease to pursue its investment objective and policies.  The liquidation of the Fund may result in one or more taxable events for shareholders subject to federal income tax.

Accordingly, effective on or about March 31, 2015 (the “Closing Date”), the Fund will be closed to any investments for new accounts, except that new accounts may be established by participants in group retirement plans (and their successor plans), provided the plan sponsor has been approved by The Dreyfus Corporation and established the Fund as an investment option in the plan before the Closing Date.  The Fund will continue to accept subsequent investments until the Liquidation Date, except that subsequent investments made by check or pursuant to Dreyfus TeleTransfer or Automatic Asset Builder no longer will be accepted as of May 7, 2015.  However, subsequent investments made by Dreyfus-sponsored Individual Retirement Accounts and Dreyfus-sponsored retirement plans (collectively, “Dreyfus Retirement Plans”) pursuant to Dreyfus TeleTransfer and Automatic Asset Builder will be accepted on or after May 7, 2015.

Effective on the Closing Date, the front-end sales load applicable to purchases of the Fund’s Class A shares will be waived on investments made in the Fund’s Class A shares.  In addition, as of that date, the contingent deferred sales charge applicable to redemptions of Class C shares and certain Class A shares of the Fund will be waived on any redemption of such Fund shares.  The Fund’s redemption fee will also be waived on any redemption or exchange of Fund shares on or after the Closing Date.

To the extent subsequent investments are made in the Fund on or after the Closing Date, the Fund’s distributor will not compensate certain financial institutions (which may include banks, securities dealers and other industry professionals) for selling Class C shares or certain Class A shares subject to a CDSC at the time of purchase.

Fund shares held on the Liquidation Date in Dreyfus Retirement Plans will be exchanged for Class 1 shares of Dreyfus Liquid Assets, Inc. (“DLA”) to avoid penalties that may be imposed on holders of Dreyfus Retirement Plans under the Internal Revenue Code if their Fund shares were redeemed in cash.  Investors may obtain a copy of the Prospectus of DLA by calling 1-800-DREYFUS.

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